Intangible Assets, Net	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets, net as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021

Purchased software, cost	$955,266	$935,587
Purchased patent, cost	1,100,000	-
Capitalized software, cost	1,843,571	-
Total intangible assets, at cost	3,898,837	935,587
Less: accumulated amortization	(930,092)	(808,458)
Intangible assets, net	$2,968,745	$127,129

For the year ended September 30, 2022, the Company purchased several patent rights from a third-party supplier of $1,100,000, purchased software of $117,030 and developed new capitalized software of $1,843,571, respectively. For the year ended September 30, 2021, the Company did not purchase or develop any other intangible assets. For the years ended September 30, 2022 and 2021, the Company disposed no intangible assets, respectively.

Capitalized software represents smart video conference system that is developed by the Company that will be marketed as a stand-alone product or as part of the Company’s other products. Costs of developing software system after establishing technological feasibility are recorded capitalized software. The Company will begin amortizing the capitalized costs of the software when the product first becomes available for general release to customers in October 2022.

For the year ended September 30, 2022, the Company purchased intangible assets from third parties, and engaged third parties to develop the intangible assets for the Company.

Amortization expense for intangible assets were $214,703 and $199,913 for the fiscal years ended September 30, 2022 and 2021, respectively. For the fiscal years ended September 30, 2022 and 2021, the Company recorded no impairment of intangible asset, nor pledged intangible asset to secure bank loans.

Estimated future amortization expense for intangible assets is as follows as of September 30, 2022:

Years ending September 30,	Amortization expense

2023	$725,887
2024	725,887
2025	685,592
2026	685,592
2027	145,787
Total	$2,968,745